Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of net deferred tax liability
	December 31
	2018	2017

Deferred tax assets
Net operating loss carryforwards	3,577	2,138
Valuation allowance	(3,577)	(2,138)
Net deferred tax assets	$—	$—